Trade Payables and Accruals (Tables)	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Summary of Trade Payables and Accruals
The Company’s trade payables and accruals were as follows, as at:

	January 31, 2023	January 31, 2022
Trade payables	$943.7	$965.3
Wages and related employee accruals	203.5	207.1
Other accruals	401.0	450.5
Total trade payables and accruals	$1,548.2	$1,622.9